Income per Share (Tables)	3 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted [Table Text Block]
	Three-months ended
	June 30, 2025	June 30, 2024

Basic weighted average number of common shares outstanding	182,007,767	110,691,493
Effect of dilutive stock options and warrants	10,819,412	-
Diluted weighted average common shares outstanding	192,827,179	110,691,493